LETTER FROM SAFECO LIFE'S PRESIDENT

DEAR SPINNAKER PLUS PARTICIPANT:

We are pleased to present the SAFECO Life Spinnaker Plus Variable Annuity Annual Report. Inside you will find schedules of investments and financial statements for each of the 12 portfolios. In addition, reports from each of the portfolio managers are provided. The information presented covers the year ending December 31, 1996.

1996 FINANCIAL MARKET REVIEW

We entered 1996 with rather modest expectations for the equity markets and look what happened. The Standard & Poor's 500 index gained 22.94% on the heels of its astonishing 37.50% growth in 1995. The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index, returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

FINANCIAL OUTLOOK

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth. Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will earn, or nearly earn, their coupons. And that stream of interest payments is what people should buy bonds for anyway. In short, do not expect big gains in bond prices, just steady income. Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

SAFECO LIFE'S COMMITMENT

SAFECO Life remains committed to providing you quality service with efficient and accurate reporting. We have added new customer service representatives in our IRA and TSA units as well as toll free telephone lines designed to link you directly with the service representative handling your account. Watch for news in 1997 about a voice responsive unit allowing you access to your information and an investor newsletter to better serve your needs.

We appreciate your business and the opportunity to serve you. Call us at the toll free number listed on your statement any time between 7:00 am and 4:30 pm
(PST) if we can be of assistance.

Sincerely,


/s/ RICHARD E. ZUNKER
-------------------------
Richard E. Zunker
President

TABLE OF CONTENTS:                                              PAGE:


 FINANCIAL STATEMENTS
     STATEMENT OF ASSETS AND LIABILITIES                          4
     STATEMENT OF OPERATIONS                                      6
     STATEMENT OF CHANGES IN NET ASSETS                           8
     NOTES TO FINANCIAL STATEMENTS                               11
     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS           14

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                   SUB-ACCOUNTS
                                           ------------------------------------------------------------
                                            SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
        AS OF DECEMBER 31, 1996             EQUITY       GROWTH         NW          BOND         MMKT
-------------------------------------------------------------------------------------------------------
                                           -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
  Investments, at cost                     $118,571     $ 40,221     $  2,471     $  9,443     $  5,104
                                           ========     ========     ========     ========     ========
  Shares owned                                6,101        2,344          219          844        5,104
  Net asset value per share                $  21.75     $  19.26     $  12.12     $  10.75     $   1.00
                                           --------     --------     --------     --------     --------
  Investments, at value                     132,704       45,154        2,652        9,073        5,104
  Cash                                           26            2           --            2            1
                                           --------     --------     --------     --------     --------
    Total assets                            132,730       45,156        2,652        9,075        5,105

LIABILITIES:
  Mortality and expense risk charge
    payable                                     146           48            3           10            6
  Fees payable                                   26            2           --            2            1
                                           --------     --------     --------     --------     --------
    Total liabilities                           172           50            3           12            7
                                           --------     --------     --------     --------     --------
NET ASSETS                                 $132,558     $ 45,106     $  2,649     $  9,063     $  5,098
                                           ========     ========     ========     ========     ========
ACCUMULATION UNITS OUTSTANDING                3,328        1,666          221          504          341
                                           ========     ========     ========     ========     ========
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                     $ 39.829     $ 27.082     $ 11.968     $ 17.991     $ 14.944
                                           ========     ========     ========     ========     ========

* Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                          SUB-ACCOUNTS
    -----------------------------------------------------------------------------------------
                            LEXINGTON     LEXINGTON                   FEDERATED
    SCUDDER    SCUDDER       NATURAL      EMERGING      FEDERATED       HIGH        FEDERATED
     INT'L       BAL        RESOURCES      MARKETS       UTILITY       INCOME         INT'L
---------------------------------------------------------------------------------------------
                   -- (In Thousands, Except Per-Unit and Per Share Amounts) --
    $ 12,236   $  6,773     $    346      $    206      $    260      $    111      $     42
    ========   ========     ========      ========      ========      ========      ========
       1,049        628           27            20            24            11             4
    $  13.25   $  11.61     $  14.29      $  10.08      $  11.81      $  10.24      $  11.16
    --------   --------     --------      --------      --------      --------      --------
      13,902      7,288          384           200           280           115            43
           1         --           --            --            --            --            --
    --------   --------     --------      --------      --------      --------      --------
      13,903      7,288          384           200           280           115            43

          15          8           --            --            --            --            --
           1         --           --            --            --            --            --
    --------   --------     --------      --------      --------      --------      --------
          16          8           --            --            --            --            --
    --------   --------     --------      --------      --------      --------      --------
    $ 13,887   $  7,280     $    384      $    200      $    280      $    115      $     43
    ========   ========     ========      ========      ========      ========      ========
       1,061        523           27            20            23            11             4
    ========   ========     ========      ========      ========      ========      ========
    $ 13.083   $ 13.919     $ 14.169      $  9.968      $ 12.106      $ 10.933      $ 11.052
    ========   ========     ========      ========      ========      ========      ========

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                            SUB-ACCOUNTS
                                            ------------------------------------------------------------
                                                           PERIOD ENDED DECEMBER 31, 1996
                                             SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                            EQUITY*      GROWTH*        NW*         BOND*        MMKT*
                                            ------------------------------------------------------------
                                                               -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain
    distributions                           $ 12,467     $  3,680     $     18     $    495     $    241
EXPENSES:
  Mortality and expense risk charge            1,394          395           30          111           63
                                            --------     --------     --------     --------     --------
NET INVESTMENT INCOME (LOSS)                  11,073        3,285          (12)         384          178
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on
    investments                                4,626        1,462           66          (20)           -
  Net change in unrealized appreciation        7,840        3,825          175         (425)           -
                                            --------     --------     --------     --------     --------
NET GAIN (LOSS) ON INVESTMENTS                12,466        5,287          241         (445)           -
                                            --------     --------     --------     --------     --------
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                           $ 23,539     $  8,572     $    229     $    (61)    $    178
                                            ========     ========     ========     ========     ========

* For the year ended December 31, 1996.

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                            SUB-ACCOUNTS
-------------------------------------------------------------------------------------------
                              PERIOD ENDED DECEMBER 31, 1996

                          LEXINGTON      LEXINGTON                  FEDERATED
SCUDDER      SCUDDER       NATURAL       EMERGING     FEDERATED       HIGH        FEDERATED
 INT'L*        BAL*       RESOURCES+      MRKTS+      UTILITY+       INCOME+       INT'L+
-------------------------------------------------------------------------------------------
                                  -- ($ in Thousands) --
$   219      $   249       $      1      $     -      $     6       $     5       $     -
    142           70              3            1            2             -             -
--------     --------      --------      --------     --------      --------      --------
     77          179             (2)          (1)           4             5             -
    173          218              9            -            -             -             -
  1,164          148             38           (5)          20             4             1
--------     --------      --------      --------     --------      --------      --------
  1,337          366             47           (5)          20             4             1
--------     --------      --------      --------     --------      --------      --------
$ 1,414      $   545       $     45      $    (6)     $    24       $     9       $     1
========     ========      ========      ========     ========      ========      ========

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------
                                               SAFECO                        SAFECO                        SAFECO
                                               EQUITY                        GROWTH                          NW
                                      ----------------------        ----------------------        ----------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31
                                        1996           1995           1996           1995           1996           1995
                                      ----------------------        ----------------------        ----------------------

                                                                      -- (In Thousands) --
OPERATIONS:
  Net investment income (loss)        $  11,073      $   9,089      $   3,285      $   2,382      $     (12)     $       7
  Net realized gain (loss) on
    investments                           4,626          2,869          1,462            523             66             32
  Net change in unrealized
    appreciation                          7,840          5,057          3,825          1,050            175              1
                                       --------       --------       --------       --------       --------       --------
  Net change in net assets
    resulting from operations            23,539         17,015          8,572          3,955            229             40
NET ACCUMULATION UNIT TRANSACTIONS       19,372         18,584         17,470          8,825            534            740
                                       --------       --------       --------       --------       --------       --------
TOTAL CHANGE IN NET ASSETS               42,911         35,599         26,042         12,780            763            780
NET ASSETS AT BEGINNING OF PERIOD        89,647         54,048         19,064          6,284          1,886          1,106
                                       --------       --------       --------       --------       --------       --------
NET ASSETS AT END OF PERIOD           $ 132,558      $  89,647      $  45,106      $  19,064      $   2,649      $   1,886
                                       ========       ========       ========       ========       ========       ========

OTHER INFORMATION
Increase (Decrease) in Units and
  Amounts
UNITS:
  Sales                                     925            905            940            659             84             90
  Redemptions                              (371)          (257)          (193)          (163)           (38)           (24)
                                       --------       --------       --------       --------       --------       --------
    Net change                              554            648            747            496             46             66
                                       ========       ========       ========       ========       ========       ========
AMOUNTS:
  Sales                               $  32,687      $  25,905      $  22,046      $  11,610      $     969      $   1,000
  Redemptions                           (13,315)        (7,321)        (4,576)        (2,785)          (435)          (260)
                                       --------       --------       --------       --------       --------       --------
    Net change                        $  19,372      $  18,584      $  17,470      $   8,825      $     534      $     740
                                       ========       ========       ========       ========       ========       ========
DECEMBER 31, 1996:
  Paid in capital                     $  79,810                     $  32,162                     $   2,363
  Par value per unit                       None                          None                          None
  Accumulation units authorized       Unlimited                     Unlimited                     Unlimited
  Accumulation units owned by
    SAFECO                                  200                             -                             -

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   SUB-ACCOUNTS
    -----------------------------------------------------------------------------------------------------------
            SAFECO                      SAFECO                      SCUDDER                     SCUDDER
             BOND                        MMKT                        INT'L                        BAL
    -----------------------     -----------------------     -----------------------     -----------------------
                                          FOR THE YEAR ENDED DECEMBER 31
      1996          1995          1996          1995          1996          1995          1996          1995
    -----------------------     -----------------------     -----------------------     -----------------------

                                               -- (In Thousands) --
    $     384     $     422     $     178     $     187     $      77     $     (61)    $     179     $      43
          (20)          (29)            -             -           173            95           218            19
         (425)          773             -             -         1,164           638           148           381
     --------      --------      --------      --------      --------      --------      --------      --------
          (61)        1,166           178           187         1,414           672           545           443
          405            89           478          (473)        4,162         2,735         3,452         1,607
     --------      --------      --------      --------      --------      --------      --------      --------
          344         1,255           656          (286)        5,576         3,407         3,997         2,050
        8,719         7,464         4,442         4,728         8,311         4,904         3,283         1,233
     --------      --------      --------      --------      --------      --------      --------      --------
    $   9,063     $   8,719     $   5,098     $   4,442     $  13,887     $   8,311     $   7,280     $   3,283
     ========      ========      ========      ========      ========      ========      ========      ========

           87            87           717           587           465           445           334           157
          (65)          (86)         (684)         (621)         (124)         (191)          (72)          (19)
     --------      --------      --------      --------      --------      --------      --------      --------
           22             1            33           (34)          341           254           262           138
     ========      ========      ========      ========      ========      ========      ========      ========
        1,555     $   1,469     $  10,520     $   8,274     $   5,680     $   4,856     $   4,418     $   1,826
       (1,150)       (1,380)      (10,042)       (8,747)       (1,518)       (2,121)         (966)         (219)
     --------      --------      --------      --------      --------      --------      --------      --------
    $     405     $      89     $     478     $    (473)    $   4,162     $   2,735     $   3,452     $   1,607
     ========      ========      ========      ========      ========      ========      ========      ========
    $   6,681                   $   3,856                   $  11,932                   $   6,299
         None                        None                        None                        None
    Unlimited                   Unlimited                   Unlimited                   Unlimited
          200                         200                           -                           -

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                              SUB-ACCOUNTS
                                 ----------------------------------------------------------------------
                                 LEXINGTON       LEXINGTON                     FEDERATED
                                  NATURAL        EMERGING       FEDERATED        HIGH         FEDERATED
                                 RESOURCES         MRKTS         UTILITY        INCOME          INT'L
                                 ----------      ---------      ---------      ---------      ---------
                                                    FOR THE PERIOD ENDED DECEMBER 31
                                   1996+           1996+          1996+          1996+          1996+
                                 ----------      ---------      ---------      ---------      ---------

                                                          -- (In Thousands) --
OPERATIONS:
  Net investment income
    (loss)                       $     (2)       $     (1)      $      4        $     5        $     -
  Net realized gain (loss) on
    investments                         9               -              -              -              -
  Net change in unrealized
    appreciation                       38              (5)            20              4              1
                                 --------        --------       --------       --------       --------
  Net change in net assets
    resulting from operations          45              (6)            24              9              1
NET ACCUMULATION UNIT
  TRANSACTIONS                        339             206            256            106             42
                                 --------        --------       --------       --------       --------
TOTAL CHANGE IN NET ASSETS            384             200            280            115             43
NET ASSETS AT BEGINNING OF
  PERIOD                                -               -              -              -              -
                                 --------        --------       --------       --------       --------
NET ASSETS AT END OF PERIOD      $    384        $    200       $    280       $    115       $     43
                                 ========        ========       ========       ========       ========
OTHER INFORMATION
Increase (Decrease) in Units
  and Amounts
UNITS:
  Sales                                27              20             24             11              4
  Redemptions                           -               -             (1)             -              -
                                 --------        --------       --------       --------       --------
    Net change                         27              20             23             11              4
                                 ========        ========       ========       ========       ========
AMOUNTS:
  Sales                          $    344        $    207       $    265       $    109       $     43
  Redemptions                          (5)             (1)            (9)            (3)            (1)
                                 --------        --------       --------       --------       --------
    Net change                   $    339        $    206       $    256       $    106       $     42
                                 ========        ========       ========       ========       ========
DECEMBER 31, 1996:
  Paid in capital                $    339        $    206       $    256       $    106       $     42
  Par value per unit                 None            None           None           None           None
  Accumulation units
    authorized                   Unlimited       Unlimited      Unlimited      Unlimited      Unlimited
  Accumulation units owned by
    SAFECO                              -               -              -              -              -

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Resource Variable Account B (Variable Account B) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of variable annuity products direct their investment to one or more of the sub-accounts of Variable Account B. Each sub-account invests in shares of a designated portfolio as indicated below.

                       SUB-ACCOUNT                                UNDERLYING PORTFOLIO
    --------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)              Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)              Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)               Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                  Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)          Money Market Portfolio
                                                        Scudder Variable Life Investment Fund --
    Scudder International (Scudder Int'l)               Scudder International Portfolio
    Scudder Balanced (Scudder Bal)                      Scudder Balanced Portfolio
                                                        Lexington Natural Resources Trust --
    Lexington Natural Resources                         Natural Resources Portfolio
                                                        Lexington Emerging Markets Fund, Inc. --
    Lexington Emerging Markets                          Emerging Markets Portfolio
                                                        Federated Insurance Series --
    Federated Utility                                   Utility Portfolio
    Federated High Income Bond (Federated High Income)  High Income Bond Portfolio
    Federated International Equity (Federated Int'l)    International Equity Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Variable Account B are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Variable Account B are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Variable Account B.

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

3.  EXPENSES

    SAFECO deducts on each valuation date a mortality and expense risk charge which is equal on an annual basis to 1.25% of the daily net asset value of Variable Account B. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the owner, to waive contingent deferred sales charges in the event of the death of the owner and to guarantee the payment of the greater of the guaranteed minimum death benefit or the contract value upon death of the owner.

    In certain situations where an owner withdraws all or a portion of his or her contract value, a contingent deferred sales charge is deducted from the withdrawal. This charge is imposed on withdrawals made in the first eight
    (8) contract years. Any premium tax levied by a state or government entity with respect to the Variable Account B contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                                                SUB-ACCOUNTS
                                                        ------------------------------------------------------------
                                                         SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                        EQUITY*      GROWTH*        NW*         BOND*        MMKT*
     -------------------------------------------------------------------------------------------------------------
                                                                           -- ($ in Thousands) --
     PURCHASES for the period ended December 31,
       1996                                             $ 46,553     $ 26,062     $  1,033     $  2,256     $ 12,206
                                                        ========     ========     ========     ========     ========
     SALES for the period ended December 31, 1996       $ 16,050     $  5,278     $    510     $  1,465     $ 11,549
                                                        ========     ========     ========     ========     ========

                                                                            SUB-ACCOUNTS
                                                         --------------------------------------------------
                                                                                   LEXINGTON      LEXINGTON
                                                         SCUDDER      SCUDDER       NATURAL       EMERGING
                                                          INT'L*        BAL*       RESOURCES+      MRKTS+
     ------------------------------------------------------------------------------------------------------
                                                                       -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996    $  6,052     $  4,760     $     734      $     208
                                                         ========     ========     =========      =========
     SALES for the period ended December 31, 1996        $  1,806     $  1,124     $     396      $       2
                                                         ========     ========     =========      =========

* For the year ended December 31, 1996.

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

4.  INVESTMENT TRANSACTIONS -- CONTINUED

                                                                                 SUB-ACCOUNTS
                                                                     -------------------------------------
                                                                                   FEDERATED
                                                                     FEDERATED       HIGH        FEDERATED
                                                                     UTILITY+       INCOME+       INT'L+
     -----------------------------------------------------------------------------------------------------
                                                                            -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996                $     271     $     115     $      43
                                                                     =========     =========     =========
     SALES for the period ended December 31, 1996                    $      11     $       4     $       1
                                                                     =========     =========     =========

+ For the period February 15, 1996 (inception date) through December 31, 1996.

5.  ACCUMULATION UNIT DATA

                                                                                SUB-ACCOUNTS
                                                        ------------------------------------------------------------
                                                         SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                         EQUITY       GROWTH         NW          BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
     December 31, 1992                                  $18.704           --           --      $14.882      $13.335
     January 7, 1993 (inception date)                        --      $10.000      $10.000           --           --
     December 31, 1993                                   23.630       13.480        9.923       16.253       13.516
     December 31, 1994                                   25.424       14.897       10.156       15.559       13.837
     December 31, 1995                                   32.321       20.756       10.777       18.117       14.417
     December 31, 1996                                   39.829       27.082       11.968       17.991       14.944

                                                       SUB-ACCOUNTS
                          -----------------------------------------------------------------------
                                            LEXINGTON  LEXINGTON             FEDERATED
                          SCUDDER  SCUDDER   NATURAL   EMERGING   FEDERATED    HIGH     FEDERATED
                           INT'L     BAL    RESOURCES    MRKTS     UTILITY    INCOME      INT'L
     --------------------------------------------------------------------------------------------
     December 31, 1992        --       --         --         --         --         --         --
     March 12, 1993       $8.250   $10.060        --         --         --         --         --
       (inception date)
     December 31, 1993    10.743    10.346        --         --         --         --         --
     December 31, 1994    10.519    10.066        --         --         --         --         --
     December 31, 1995    11.540    12.596        --         --         --         --         --
     February 15, 1996        --        --   $11.920    $10.540    $11.410    $10.050    $10.480
       (inception date)
     December 31, 1996    13.083    13.919    14.169      9.968     12.106     10.933     11.052

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

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO RESOURCE VARIABLE ACCOUNT B

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, and Federated International Equity Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with SAFECO Resource Series Trust, Scudder Variable Life Investment Fund, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., and Federated Insurance Series. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Resource Variable Account B as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP
Seattle, Washington                                   ------------------------
January 31, 1997

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